Other Income (Expenses), Net - Summary of Other Income (Expenses), Net (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Income And Expenses [Abstract]
Foreign exchange gains (losses), net	$ 23,900	$ 184,706	$ (549,771)
Gains (Losses) on disposal of property, plant and equipment	463,358	(86,015)	(3,662)
Impairment of property, plant and equipment		(1,230,727)
Rental income from other third parties	177,556		9,886
Management fee received from other third party			18,641
Reversal (Accrual) for potential tax surcharge, net	(60,622)	46,086	(80,472)
Reversal of compensation for potential litigation		500,000
Government grants	443,468	439,471	856,372
Sale of scrap materials	213,718
Others	310,201	69,978	60,056
Other Income (Expenses), Net	$ 1,571,579	$ (76,501)	$ 311,050